DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from deconsolidation of a subsidiary	¥ 56,522	$ 8,663
Yunding
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from deconsolidation of a subsidiary	¥ 56,522
Yunding | Disposal by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold (as a percent)	26.70%	26.70%
Cash consideration	¥ 22,500
Previous intercompany loan, outstanding principal	¥ 24,514
Ownership interest (as a percent)	24.30%